Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Assets [Abstract]
Inventory	$ 30,971	$ 38,972
Debt issuance costs	36,814	43,241
Lease incentives	251,961	213,684
Other receivables	220,289	351,925
Investments (Note 10)	132,113	122,946
Notes receivables	58,994	22,497
Derivative assets	69,105	48,896
Other tangible fixed assets	29,151	31,114
Straight-line rents, prepaid expenses and other	79,792	106,655
Other assets	$ 909,190	$ 979,930